Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2012	$ 982,687	$ 5,000	$ 515,630	$ 141,467	$ 320,590
Equity
Dividends	(101,000)			(101,000)
Net income	62,764			62,764
Other comprehensive income (loss)	(140,489)				(140,489)
Balance at Dec. 31, 2013	803,962	5,000	515,630	103,231	180,101
Equity
Dividends	(97,000)			(97,000)
Net income	69,178			69,178
Other comprehensive income (loss)	103,717				103,717
Balance at Dec. 31, 2014	879,857	5,000	515,630	75,409	283,818
Equity
Dividends	(83,000)			(83,000)
Net income	74,101			74,101
Other comprehensive income (loss)	(100,283)				(100,283)
Balance at Dec. 31, 2015	$ 770,675	$ 5,000	$ 515,630	$ 66,510	$ 183,535